Tax Expense Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Current Tax	$ 35,791	¥ 246,079	¥ 198,841	¥ 166,564
Deferred Tax	(3,456)	(23,759)	244	(8,567)
Total	$ 32,335	¥ 222,320	¥ 199,085	¥ 157,997